Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Losses [Abstract]
Accumulated other comprehensive losses
18	Accumulated other comprehensive losses

	Balance as of January 1, 2022	Other comprehensive loss, net	Balance as of December 31, 2022
	RMB	RMB	RMB

Foreign currency translation adjustment	(25,393,515)	15,181,518	(10,211,997)
Total	(25,393,515)	15,181,518	(10,211,997)

	Balance as of January 1, 2023	Other comprehensive income, net	Balance as of December 31, 2023
	RMB	RMB	RMB

Foreign currency translation adjustment	(10,211,997)	867,116	(9,344,881)
Total	(10,211,997)	867,116	(9,344,881)